Annual Total Returns [BarChart] - LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(5.69%)
2012	16.39%
2013	25.49%
2014	5.35%
2015	1.34%
2016	(1.31%)
2017	26.13%
2018	(4.31%)
2019	19.93%